Consolidated Statements of Changes in Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Class A common stock	Common Stock Class A common stock	Common Stock Class C common stock	Common Stock Class D common stock	Additional Paid-In-Capital	Additional Paid-In-Capital Class A common stock	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	Accumulated Deficit Class A common stock	Accumulated Other Comprehensive Income	Non-Controlling Interest	Non-Controlling Interest Class A common stock
Beginning balance (in shares) at Jan. 25, 2022				51,750	0	0
Beginning balance at Jan. 25, 2022	$ 466,211			$ 5	$ 0	$ 0	$ 574,003		$ (107,797)			$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Effect of the Merger (in shares)				29,017	22,077	1,450
Effect of the Merger	347,055			$ 3	$ 2	$ 0	148,359		0			0	198,691
Ending balance (in shares) at Jan. 26, 2022				80,767	22,077	1,450
Ending balance at Jan. 26, 2022	813,266			$ 8	$ 2	$ 0	722,362		(107,797)			0	198,691
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(441,322)								(330,392)				(110,930)
Exercise of warrants (in shares)				3,969
Exercise of warrants	27,989						34,348						(6,359)
Issuance of restricted stock, net of forfeitures and shares withheld for taxes (in shares)				968
Issuance of restricted stock, net of forfeitures and shares withheld for taxes	(2,089)						(2,687)						598
Issuance of common stock in connection with Merger, net of offering costs, underwriting discounts and commissions (in shares)				930
Issuance of common stock in connection with the Merger, net of offering costs, underwriting discounts and commissions	661						2,397						(1,736)
Issuance of common stock in connection with the acquisition of business (in shares)				2,000
Issuance of common stock in connection with the acquisition of business	25,500						29,234						(3,734)
Issuance of market-based restricted stock units (in shares)						(1,450)
Conversion of Class D shares to Class A shares (in shares)				2,900		(2,900)
Conversion of Class D shares to Class A shares	1			$ 1			5,414						(5,414)
Conversion of shares (in shares)				330	(330)
Conversion of Class C shares to Class A shares	0						2,734						(2,734)
Establishment of liabilities under tax receivable agreement and related changes to deferred tax assets associated with increases in tax basis	(41)						(41)
Net deferred tax liability resulting from changes in outside basis difference on investment in S1 Holdco, LLC	(7,753)						(7,910)					157
Other comprehensive income	(394)											(417)	23
Stock-based compensation	57,471						45,451						12,020
Distribution to members	(1,511)												(1,511)
Class A common stock repurchases (in shares)				(190)
Class A common stock repurchases	(1,107)		$ (1,107)					$ 264			$ (1,107)			$ (264)
Ending balance (in shares) at Dec. 31, 2022				91,674	21,747	0
Ending balance at Dec. 31, 2022	470,671			$ 9	$ 2	$ 0	831,566		(439,296)			(260)	78,650
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(285,585)								(227,221)				(58,364)
Issuance of restricted stock, net of forfeitures and shares withheld for taxes (in shares)				2,615
Issuance of restricted stock, net of forfeitures and shares withheld for taxes	(2,118)			$ 1			(1,108)						(1,011)
Issuance of common stock in connection with the acquisition of business (in shares)				407
Issuance of common stock in connection with the acquisition of business	1,658						1,818						(160)
Conversion of shares (in shares)				234	(234)
Conversion of Class C shares to Class A shares	0						1,048						(1,048)
Tax receivable agreement liability and deferred taxes arising from LLC interest ownership exchanges and the issuance of common stock from equity incentive plans	286						286
Common stock cancelled in connection with disposition of business (in shares)				(29,075)
Common stock cancelled in connection with disposition of business	(40,820)			$ (3)			(13,570)		(40,818)				13,571
Other comprehensive income	35											79	(44)
Stock-based compensation	25,612						23,072						2,540
Distribution to members	(97)												(97)
Ending balance (in shares) at Dec. 31, 2023				65,855	21,513	0
Ending balance at Dec. 31, 2023	$ 169,315	$ (327)		$ 7	$ 2	$ 0	$ 843,112		$ (707,662)	$ (327)		$ (181)	$ 34,037
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible Enumeration]	Accounting Standards Update 2016-13